LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Disclosure of quantitative information about right-of-use assets [text block]
Right-of-Use Assets	Head office rent (5-year term)	Vehicles (3 & 4-year term)	Equipment (3-year term)	DeLamar office rent (3.7 and 5-year terms)	Total
Balance, January 1, 2020	$545,213	$66,618	$117,543	$-	$729,374
Additions	4,085	231,864	655	190,182	426,786
Depreciation	(178,695)	(69,070)	(40,300)	(26,414)	(314,479)
Translation differences	10,961	-	-	-	10,961
Balance, December 31, 2020	381,564	229,412	77,898	163,768	852,642
Additions	1,508	208,538	712	152,896	363,654
Depreciation	(179,457)	(147,260)	(40,300)	(91,193)	(458,210)
Translation differences	1,625	-	-	-	1,625
Balance, December 31, 2021	$205,240	$290,690	$38,310	$225,471	$759,711

Disclosure of changes in lease liabilities [Table Text Block]
Lease Liabilities	Head office rent	Vehicles	Equipment	DeLamar office rent	Total
Balance, January 1, 2020	$601,692	$67,653	$118,058	$-	$787,403
Short-term lease liability at initial recognition	-	69,121	-	66,219	135,340
Long-term lease liability at initial recognition	(2,075)	162,744	-	123,963	284,632
Payments - principal portion	(159,752)	(80,349)	(36,229)	(9,942)	(286,272)
Adjustments	1,670	-	-	-	1,670
Translation differences	12,098	-	-	-	12,098
Balance, December 31, 2020	453,633	219,169	81,829	180,240	934,871
Short-term lease liability at initial recognition	-	65,679	-	41,699	107,378
Long-term lease liability at initial recognition	3,158	142,859	-	111,197	257,214
Payments - principal portion	(177,986)	(143,628)	(40,122)	(86,793)	(448,529)
Adjustments (rent adjustments & final payment reconciliations)	(9,798)	(1,576)	-	(768)	(12,142)
Translation differences	1,933	-	-	-	1,933
Balance, December 31, 2021	$270,940	$282,503	$41,707	$245,575	$840,725

Disclosure of carrying lease liabilities amounts and the interest expense changes [Table Text Block]
	Current lease liability	Long-term lease liability	Total lease liabilities	Interest expenses
Balance, January 1, 2020	$235,323	$552,080	$787,403	$66,671
Balance, December 31, 2020	369,708	565,163	934,871	68,785
Balance, December 31, 2021	$460,690	$380,035	$840,725	$76,345